Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation
The accompanying consolidated financial statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions for Form
10-Q
and Rule
8-03
of Regulation
S-X.
Pursuant to these rules and regulations, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The accompanying consolidated balance sheet as of December 31, 2020 is derived from the Company’s audited financial statements as of that date. Because certain information and footnote disclosures have been condensed or omitted, these consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the year ended December 31, 2020 contained in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2020 (the “2020 Form
10-K”).
In management’s opinion, all normal and recurring adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented have been included. When necessary, certain prior year amounts have been reclassified to conform to the current period presentation. Interim period operating results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The Company believes that the disclosures made in these unaudited condensed consolidated financial statements are adequate to make the information not misleading.
The historical financial information of Opes has not been reflected in the Predecessor financial statements as these historical amounts have been determined to be not useful information to a user of the financial statements. SPACs deposit the proceeds from their initial public offerings into a segregated trust account until a business combination occurs, where such funds are then used to pay consideration for the acquiree and/or to pay stockholders who elect to redeem their shares of common stock in connection with the business combination. The operations of a SPAC, until the closing of a business combination, other than income from the trust account investments and transaction expenses, are nominal. Accordingly, no other activity in the Company was reported for periods prior to December 16, 2020 besides BurgerFi’s operations as Predecessor.

Basis of presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).
As a result of the Business Combination, the Company is the acquirer for accounting purposes and BurgerFi is the acquiree and accounting predecessor. The Company’s financial statement presentation distinguishes the Company’s financial performance into two
 distinct periods, the period up to the Closing Date (labeled “Predecessor”) and the period including and after that date (labeled “Successor”).
The Business Combination was accounted for using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired.
Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See Note 5 – Business Combinations for a discussion of the estimated fair values of assets and liabilities recorded in connection with the Company’s acquisition of BURGERFI.
As a result of the application of the acquisition method of accounting as of the Closing Date of the Business Combination, the accompanying Consolidated Financial Statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are therefore, not comparable.
The historical financial information of Opes Acquisition Corp. prior to the Business Combination (a special purpose acquisition company, or “SPAC”) has not been reflected in the Predecessor financial statements as these historical amounts have been determined to be not useful information to a user of the financial statements. SPACs deposit the proceeds from their initial public offerings into a segregated trust account until a business combination occurs, where such funds are then used to pay consideration for the acquiree and/or to pay stockholders who elect to redeem their shares of common stock in connection with the business combination. The operations of a SPAC, until the closing of a business combination, other than income from the trust account investments and transaction expenses, are nominal. Accordingly, no other activity in the Company was reported for periods prior to December 16, 2020 besides BURGERFI’s operations as Predecessor.

Reclassifications	Reclassifications Certain reclassifications have been made to the prior period presentation to conform to the current period presentation.	Reclassifications Certain reclassifications have been made to the prior year presentation to conform to the current year presentation.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting year. Actual results could differ from those estimates.

Company owned stores and Franchising
Corporate owned stores and Franchising
BurgerFi has prepared its Franchise Disclosure Document as required by the United States Federal Trade Commission and has registered or will register in those states where required in order to legally sell its franchises. It is currently BurgerFi’s plan to offer franchises for sale in those states where demographics of the population represent a demand for the services. BurgerFi grants franchises to independent operators who in turn pay an initial franchise fee, royalties and other fees as stated in the franchise agreement.
Store activity for the period ended September 30, 2021 and the year ended December 31, 2020 is as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Year Ended December 31, 2020

Franchised stores, beginning of the period	97	102	117
Stores opened during the period	—	3	9
Stores transferred/sold to the Company	—	—	(2)
Stores closed during the period	(4)	(12)	(22)

Franchised stores, end of the period	93	93	102

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Year Ended December 31, 2020

Corporate owned stores, beginning of the period	22	17	13
Stores opened during the period	2	7	2
Stores transferred/sold to the Company	—	—	2
Stores closed during the period	(1)	(1)	—

Corporate owned stores, end of the period	23	23	17

COVID-19
COVID-19
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the
“COVID-19
outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the
COVID-19
outbreak as a pandemic, based on the rapid increase in exposure globally. The pandemic has significantly impacted economic conditions in the United States, where all of our corporate restaurants are located. The Company first began to experience impacts from
COVID-19
around the middle of March 2020, as federal, state and local governments began to react to the public health crisis by encouraging or requiring social distancing, instituting stay-at-home
orders, and requiring, in varying degrees, restaurant
dine-in
limitations, capacity limitations or other restrictions that largely limited restaurants to take-out,
drive-thru and delivery sales. As a result of the required changes to consumer behavior to largely off-premises
dining, as well as promotional activities associated with delivery, the Company experienced some recovery in sales at the end of the second quarter of 2020. The Company’s most significant declines in sales were in late March 2020 through the third week in April 2020. The Company continued to experience steady recovery in the business during the period ended September 30, 2021. However, it is possible that further outbreaks could limit our recovery. The Company continues to monitor the spread of new variants, including the pandemic’s recent emergence of the Delta variant, which appears to be the most transmissible variant to date and resulted in an increase in cases in the United States and globally. Despite a recent decline in cases, hospitalizations and deaths in large portions of the United States, mask mandates, social-distancing, travel restrictions and stay-at-home
orders could be reinstated. The impact of the Delta variant cannot be predicted at this time, and could depend on numerous factors, including vaccination rates among the population, the effectiveness of
COVID-19
vaccines against the Delta variant and the response by governmental bodies and regulators. An extended period of economic disruption could have a material adverse impact on our business, results of operations, access to sources of liquidity and overall financial condition.

New Accounting Standards Adopted
New Accounting Standards Adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (“Topic 740”) as part of its Simplification Initiative. This guidance provides amendments to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The adoption of this ASU did not have a material impact on the unaudited condensed consolidated financial statements.

New Accounting Standards Adopted
Fair Value Measurement
In August 2018, the FASB issued new guidance on disclosure requirements for fair value measurements. The objective of the new guidance is to provide additional information about assets and liabilities measured at fair value in the statement of financial position or disclosed in the notes to financial statements. New incremental disclosure requirements include the amount of fair value hierarchy level 3 changes in unrealized gains and losses and the range and weighted average used to develop significant unobservable inputs for level 3 fair value measurements. The Company adopted this guidance during the 2020. The adoption of this guidance did not have a material impact on our consolidated financial statements.

New Accounting Pronouncements
New Accounting Pronouncements
In February 2016, the FASB issued guidance which requires lessees to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months and disclose certain information about the leasing arrangements. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of the new standard on the unaudited condensed consolidated financial statements.
In June 2016, the FASB issued guidance which was subsequently amended by various standard updates. This guidance replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information when determining credit loss estimates and requires financial assets to be measured net of expected credit losses at the time of initial recognition. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of the adoption of the new standard on the unaudited condensed consolidated financial statements.
In July 2021, the FASB issued guidance that requires lessors to classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if (a) the lease would have been classified as a sales-type lease or a direct financing lease in accordance with lease classification criteria and (b) the lessor would have otherwise recognized a day-one loss. As a public company, this amendment is effective for our fiscal years beginning after December 15, 2022, with early adoption permitted. This guidance may be applied either retrospectively to leases that commenced or were modified on or after the adoption of lease guidance we adopted in 2019 or prospectively to leases that commence or are modified on or after the date that this new guidance is applied. The Company is currently evaluating the impact of adoption of the new standard on the unaudited condensed consolidated financial statements.
In October 2021, the FASB issued guidance which requires entities to recognize contract assets and contract liabilities in a business combination. As a public company, this standard will be effective for our fiscal years beginning after December 15, 2022, including interim periods within those fiscal years and will be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption of the standard is permitted. The Company is currently evaluating the impact of the adoption of the new standard on the unaudited condensed consolidated financial statements.

New Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (“Topic 842”) which requires lessees to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months and disclose certain information about the leasing arrangements. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of the new standard on the consolidated financial statements.
The FASB issued ASU
2016-13, Financial
Instruments—Credit Losses (“Topic 326”) in June 2016, subsequently amended by various standard updates. This guidance replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information when determining credit loss estimates and requires financial assets to be measured net of expected credit losses at the time of initial recognition. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2022.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (“Topic 740”) as part of its Simplification Initiative. This guidance provides amendments to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This guidance is effective for annual and interim reporting periods beginning after December 15, 2020, and early adoption is permitted. The Company is currently evaluating the full impact this guidance will have on our consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (“Topic 848”)
to provide optional guidance for a limited period of time, from March 12, 2020 through December 31, 2022, to ease the burden of financial reporting due to reference rate reform. An entity can elect to utilize the guidance at any time during the period. The Company is evaluating the effect this guidance will have on the consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40),
an amendment that simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendment simplifies accounting for convertible instruments by removing major separation models required under current accounting guidance. In addition, the amendment removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception, and also simplifies the diluted earnings per share calculation in certain areas. The amendment is effective beginning after December 15, 2023 for smaller reporting companies. We are currently evaluating the impact of the adoption of this guidance on our consolidated financial statements.

Earnings per Share
Earnings per Share
Basic earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of fully diluted shares, as calculated under the treasury stock method, which includes the potential effect of dilutive common stock equivalents. If the Company reports a loss, rather than income, the computation of diluted loss per share excludes the effect of dilutive common stock equivalents, as their effect would be anti-dilutive.
The Company has considered the effect of (1) warrants outstanding to purchase 15,063,900 shares of common stock (2) 75,000 shares of common stock and warrants to purchase 75,000 shares of common stock in the unit purchase option, and (3) 2,297,300 shares underlying grants of restricted stock units in the calculation of income per share.
The historical partnership equity structure of BurgerFi did not include outstanding member units and as such, earnings per share information is omitted for the Predecessor periods.

Net Income per Common Share
Net income per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period. The Company has considered the effect of (1) warrants outstanding to purchase 15,095,000 shares of common stock and (2) 750,000 shares of common stock and warrants to purchase 750,000 shares of common stock in the unit purchase option, and (3) 1,300,000 shares of restricted stock grants in the calculation of income per share.
The historical partnership equity structure of BurgerFi did not include outstanding member units and as such, earnings per share information is omitted for the Predecessor periods.

Reconciliation of Net Loss per Common Share
Reconciliation of Net Loss per Common Share
Basic and diluted loss per common share is calculated as follows (in thousands, except share data):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator:
Net income attributable to common shareholders	$(5,018)	$(4,237)
Reversal of Gain on change in value of warrant liability	—	(12,619)

Net loss attributable to common shareholders, diluted	$(5,018)	$(16,856)

Denominator:
Weighted average common shares outstanding, basic	17,892,769	17,866,168
Effect of dilutive securities
Warrants	—	282,472
UPOs	3,163	5,794

Diluted weighted average shares outstanding	17,895,932	18,154,434

Basic net income per common share	$(0.28)	$(0.24)
Diluted net loss per common share	$(0.28)	$(0.93)
For the three months ended September 30, 2021, there were no dilutive warrants. Excluded from the diluted weighted average shares outstanding for the three months ended September 30, 2021 are share equivalents of 1,529,200 and
7,600
related to warrants and UPOs, respectively, as such amounts are anti-dilutive.
For the nine months ended September 30, 2021, there were dilutive warrants only for the quarter ended June 30, 2021, and as such the reversal of the change in value of warrant liability is included for that period. Included in the diluted weighted shares outstanding for the nine months ended September 30, 2021 is the respective average share equivalents of dilutive warrants and UPOs for that period.

Reconciliation of Net Income per Common Share
Basic and diluted income (loss) per common share is calculated as follows:

Successor December 16, 2020 through December 31, 2020
Numerator:
Net income available to common stockholders	$5,348,000
Reversal of Gain on change in value of warrant liability	(5,597,000)

Net loss available to common shareholders - diluted	$(249,000)

Denominator:
Weighted-average shares outstanding	17,541,838
Effect of dilutive securities
Restricted stock grants and warrants	3,468,872
UPOs	415,405

Diluted weighted-average shares outstanding	21,426,115

Basic net income per common share	$0.30

Diluted net loss per common share	$(0.01)